UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(Loss) gain arising from defined benefit plan, tax	¥ 0	¥ 0
gain from fair value changes of debt securities	7	0
Foreign currency translation adjustments, tax	¥ 0	¥ 0